Document And Entity Information	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity Registrant Name	Alamar Biosciences, Inc.
Entity Central Index Key	0002104204
Entity Emerging Growth Company	true
Entity File Number	001-43235
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4899036
Entity Address, Address Line One	47071 Bayside Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	626-9888
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ALMR
Security Exchange Name	NASDAQ